Intangible assets - Summary of Estimated Useful Economic Lives Assigned to Principal Categories of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2020
Minimum | Computer software
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	2 years
Minimum | Telecommunications licences
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	2 years
Minimum | Customer relationships and brands
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	1 year
Maximum | Computer software
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	10 years
Maximum | Telecommunications licences
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	20 years
Maximum | Customer relationships and brands
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years